NSL
Nuveen Senior Income Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 158.9% (97.0% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 144.3% (88.0% of Total Investments) (2)
	Aerospace & Defense – 2.8% (1.7% of Total Investments)
$189	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.483%	1-Month LIBOR	2.000%	8/21/24	BB+	$188,902
3,209	Sequa Corporation, Term Loan, First Lien	7.776%	3-Month LIBOR	5.000%	11/28/21	B-	3,179,946
1,152	Sequa Corporation, Term Loan, Second Lien	11.583%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,133,715
1,923	Transdigm, Inc., Term Loan E	4.983%	1-Month LIBOR	2.500%	5/30/25	Ba3	1,917,609
486	Transdigm, Inc., Term Loan F	4.983%	1-Month LIBOR	2.500%	6/09/23	Ba3	485,457
318	Transdigm, Inc., Term Loan G, First Lien	4.983%	1-Month LIBOR	2.500%	8/22/24	Ba3	316,767
7,277	Total Aerospace & Defense						7,222,396
	Air Freight & Logistics – 1.0% (0.6% of Total Investments)
741	Ceva Group PLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	716,467
803	PAE Holding Corporation, Term Loan B	7.983%	1-Month LIBOR	5.500%	10/20/22	B+	804,598
1,083	XPO Logistics, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,079,241
2,627	Total Air Freight & Logistics						2,600,306
	Airlines – 2.3% (1.4% of Total Investments)
1,920	American Airlines, Inc., Replacement Term Loan	4.481%	1-Month LIBOR	2.000%	10/10/21	BB+	1,919,405
841	American Airlines, Inc., Term Loan 2025	4.229%	1-Month LIBOR	1.750%	6/27/25	BB+	830,890
3,260	American Airlines, Inc., Term Loan B	4.473%	1-Month LIBOR	2.000%	12/14/23	BB+	3,244,027
6,021	Total Airlines						5,994,322
	Auto Components – 1.3% (0.8% of Total Investments)
843	DexKo Global, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	7/24/24	B1	842,899
1,500	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,507,957
979	Superior Industries International, Inc., Term Loan B	6.483%	1-Month LIBOR	4.000%	5/22/24	B1	968,410
3,322	Total Auto Components						3,319,266
	Automobiles – 0.5% (0.3% of Total Investments)
500	Caliber Collision, Term Loan B	5.977%	1-Month LIBOR	3.500%	2/05/26	B1	504,063

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$741	Navistar, Inc., Term Loan B	5.990%	1-Month LIBOR	3.500%	11/06/24	Ba2	$742,384
1,241	Total Automobiles						1,246,447
	Beverages – 0.9% (0.5% of Total Investments)
2,219	Jacobs Douwe Egberts, Term Loan B	4.563%	1-Month LIBOR	2.000%	11/01/25	Ba2	2,227,741
	Biotechnology – 1.1% (0.7% of Total Investments)
2,940	Grifols, Inc., Term Loan B	4.674%	1-Week LIBOR	2.250%	1/31/25	BB	2,947,350
	Building Products – 2.1% (1.3% of Total Investments)
900	ACProducts, Inc., Term Loan, First Lien	7.983%	1-Month LIBOR	5.500%	2/15/24	B+	859,500
604	Fairmount, Initial Term Loan	6.598%	3-Month LIBOR	3.750%	6/01/25	BB	538,725
485	Ply Gem Industries, Inc., Term Loan B	6.354%	3-Month LIBOR	3.750%	4/12/25	B+	479,797
3,681	Quikrete Holdings, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	11/15/23	BB-	3,669,880
5,670	Total Building Products						5,547,902
	Capital Markets – 1.5% (0.9% of Total Investments)
1,741	Capital Automotive LP, Term Loan, Second Lien	8.483%	1-Month LIBOR	6.000%	3/24/25	B3	1,753,885
2,020	RPI Finance Trust, Term Loan B6	4.483%	1-Month LIBOR	2.000%	3/27/23	BBB-	2,025,548
3,761	Total Capital Markets						3,779,433
	Chemicals – 0.7% (0.4% of Total Investments)
675	Ineos US Finance LLC, Term Loan	4.483%	1-Month LIBOR	2.000%	4/01/24	BB+	672,561
847	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	4.750%	5/07/21	BB+	848,083
299	SI Group, Term Loan B	7.348%	3-Month LIBOR	4.750%	10/15/25	B	301,118
1,821	Total Chemicals						1,821,762
	Commercial Services & Supplies – 4.8% (3.0% of Total Investments)
1,355	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.823%	3-Month LIBOR	4.250%	6/21/24	B	1,332,582
110	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	4,128
159	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	259
3,618	Formula One Group, Term Loan B	4.983%	1-Month LIBOR	2.500%	2/01/24	B+	3,575,180
232	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.598%	3-Month LIBOR	4.000%	10/19/23	B2	230,514
1,244	GFL Environmental, Term Loan	5.483%	1-Month LIBOR	3.000%	5/31/25	B+	1,235,569
2,381	iQor US, Inc., Term Loan, First Lien	7.592%	3-Month LIBOR	5.000%	4/01/21	Caa1	2,255,508
250	iQor US, Inc., Term Loan, Second Lien	11.342%	3-Month LIBOR	8.750%	4/01/22	Caa3	204,166
764	KAR Auction Services, Inc., Term Loan B5	5.125%	3-Month LIBOR	2.500%	3/09/23	Ba2	765,528
677	LSC Communications, Refinancing Term Loan	7.931%	1-Week LIBOR	5.500%	9/30/22	B1	679,204
1,129	Protection One, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	5/02/22	BB-	1,132,487

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$970	Universal Services of America, Initial Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	7/28/22	B2	$958,394
170	West Corporation, Incremental Term Loan B1	6.129%	3-Month LIBOR	3.500%	10/10/24	Ba3	164,045
13,059	Total Commercial Services & Supplies						12,537,564
	Communications Equipment – 4.1% (2.5% of Total Investments)
2,567	Avaya, Inc., Term Loan B	6.723%	1-Month LIBOR	4.250%	12/15/24	B	2,578,207
235	CBS Radio, Inc., Term Loan B	5.229%	1-Month LIBOR	2.750%	11/18/24	BB	234,967
2,400	CommScope, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	4/06/26	Ba1	2,424,372
898	Mitel US Holdings, Inc., Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	11/30/25	B	890,344
317	MultiPlan, Inc., Term Loan B	5.351%	3-Month LIBOR	2.750%	6/07/23	B+	314,292
1,039	Plantronics, Term Loan B	4.983%	1-Month LIBOR	2.500%	7/02/25	Ba1	1,036,350
3,366	Univision Communications, Inc., Term Loan C5	5.233%	1-Month LIBOR	2.750%	3/15/24	B	3,245,406
10,822	Total Communications Equipment						10,723,938
	Construction & Engineering – 0.9% (0.5% of Total Investments)
993	KBR, Inc, Term Loan B	6.233%	1-Month LIBOR	3.750%	4/25/25	Ba3	999,944
1,323	Traverse Midstream Partners, Term Loan B	6.590%	3-Month LIBOR	4.000%	9/27/24	B+	1,321,840
2,316	Total Construction & Engineering						2,321,784
	Consumer Finance – 0.6% (0.4% of Total Investments)
494	Vantiv LLC, Repriced Term Loan B4	4.208%	1-Week LIBOR	1.750%	8/09/24	BBB-	494,467
1,129	Verscend Technologies, Tern Loan B	6.983%	1-Month LIBOR	4.500%	8/27/25	B+	1,138,809
1,623	Total Consumer Finance						1,633,276
	Containers & Packaging – 0.3% (0.2% of Total Investments)
699	Berry Global, Inc., Term Loan Q	4.481%	1-Month LIBOR	2.000%	10/01/22	BBB-	698,684
	Distributors – 0.4% (0.2% of Total Investments)
992	SRS Distribution, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	5/23/25	B3	968,516
	Diversified Consumer Services – 3.2% (1.9% of Total Investments)
3,523	Cengage Learning Acquisitions, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	6/07/23	B	3,402,342
89	Education Management LLC, Elevated Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	14,209
2,709	Houghton Mifflin, Term Loan B, First Lien	5.483%	1-Month LIBOR	3.000%	5/28/21	B	2,620,105
702	Laureate Education, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	4/26/24	B+	704,485
1,496	Refinitiv, Term Loan B	6.233%	1-Month LIBOR	3.750%	10/01/25	B	1,482,537
8,519	Total Diversified Consumer Services						8,223,678
	Diversified Financial Services – 2.9% (1.8% of Total Investments)
561	Freedom Mortgage Corporation, Initial Term Loan	7.233%	1-Month LIBOR	4.750%	2/23/22	Ba2	565,305

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$845	Getty Images Inc., Term Loan B, First Lien	7.000%	1-Month LIBOR	4.500%	2/19/26	B2	$843,902
2,975	Hilton Hotels, Term Loan B	4.227%	1-Month LIBOR	1.750%	10/25/23	BBB-	2,988,318
376	Lions Gate Entertainment Corp., Term Loan B	4.733%	1-Month LIBOR	2.250%	3/24/25	Ba2	374,921
1,140	Veritas US, Inc., Term Loan B1	7.009%	3-Month LIBOR	4.500%	1/27/23	B	1,073,179
2,716	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	1,746,403
8,613	Total Diversified Financial Services						7,592,028
	Diversified Telecommunication Services – 8.2% (5.0% of Total Investments)
1,031	CenturyLink, Inc., Initial Term Loan A	5.233%	1-Month LIBOR	2.750%	11/01/22	BBB-	1,032,864
5,542	CenturyLink, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	1/31/25	BBB-	5,515,758
2,902	Frontier Communications Corporation, Term Loan B	6.240%	1-Month LIBOR	3.750%	1/14/22	B	2,837,480
237	Intelsat Jackson Holdings, S.A., Term Loan B4	6.979%	1-Month LIBOR	4.500%	1/02/24	B1	238,700
378	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	6.625%	1/02/24	B1	382,302
1,802	Level 3 Financing, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	2/22/24	BBB-	1,805,531
3,483	Numericable Group S.A., Term Loan B13	6.473%	1-Month LIBOR	4.000%	8/14/26	B	3,420,302
1,000	Windstream Services LLC, DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,003,125
5,000	Ziggo B.V., Term Loan E	4.973%	1-Month LIBOR	2.500%	4/15/25	B+	4,963,025
21,375	Total Diversified Telecommunication Services						21,199,087
	Electric Utilities – 1.1% (0.7% of Total Investments)
424	EFS Cogen Holdings LLC, Term Loan B	5.860%	3-Month LIBOR	3.250%	6/28/23	BB	423,803
1,592	Texas Competitive Electric Holdings LLC, Exit Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/23	BBB-	1,595,367
819	Vistra Operations Co., Term Loan B3	4.476%	1-Month LIBOR	2.000%	12/31/25	BBB-	820,510
2,835	Total Electric Utilities						2,839,680
	Electronic Equipment, Instruments & Components – 0.4% (0.3% of Total Investments)
1,149	TTM Technologies, Inc., Term Loan B	5.002%	1-Month LIBOR	2.500%	9/28/24	BB+	1,149,930
	Energy Equipment & Services – 1.7% (1.0% of Total Investments)
2,475	McDermott International, Term Loan	7.483%	1-Month LIBOR	5.000%	5/12/25	Ba3	2,454,631
2,349	Seadrill Partners LLC, Initial Term Loan	8.601%	3-Month LIBOR	6.000%	2/21/21	CCC+	1,885,818
4,824	Total Energy Equipment & Services						4,340,449
	Equity Real Estate Investment Trust – 2.7% (1.6% of Total Investments)
4,193	Communications Sales & Leasing, Inc., Shortfall Term Loan, (DD1)	7.483%	1-Month LIBOR	5.000%	10/24/22	Caa1	4,140,204
1,067	MGM Growth Properties, Term Loan B	4.483%	1-Month LIBOR	2.000%	3/21/25	BB+	1,068,147
731	Realogy Group LLC, Term Loan A	4.730%	1-Month LIBOR	2.250%	2/08/23	Ba1	723,937

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
$984	Realogy Group LLC, Term Loan B	4.730%	1-Month LIBOR	2.250%	2/08/25	BB+	$963,077
6,975	Total Equity Real Estate Investment Trust						6,895,365
	Food & Staples Retailing – 6.3% (3.9% of Total Investments)
939	Albertson's LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	6/22/23	Ba2	941,135
10,112	Albertson's LLC, Term Loan B7	5.483%	1-Month LIBOR	3.000%	11/17/25	Ba2	10,136,009
829	Hearthside Group Holdings LLC, Term Loan B	6.171%	1-Month LIBOR	3.688%	5/23/25	B2	814,507
4,483	US Foods, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	6/27/23	BBB-	4,479,268
16,363	Total Food & Staples Retailing						16,370,919
	Food Products – 0.2% (0.1% of Total Investments)
598	American Seafoods Group LLC, Term Loan B	5.230%	1-Month LIBOR	2.750%	8/21/23	BB-	598,495
	Health Care Equipment & Supplies – 2.2% (1.3% of Total Investments)
1,437	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B1	1,443,277
400	Air Methods Term Loan, First Lien, (DD1)	6.101%	3-Month LIBOR	3.500%	4/22/24	B	346,366
596	Greatbatch, New Term Loan B	5.480%	1-Month LIBOR	3.000%	10/27/22	B+	599,499
1,840	Onex Carestream Finance LP, Term Loan, First Lien	8.233%	1-Month LIBOR	5.750%	2/28/21	B1	1,805,697
938	Onex Carestream Finance LP, Term Loan, Second Lien	11.983%	1-Month LIBOR	9.500%	6/07/21	B-	914,363
608	Vyaire Medical, Inc., Term Loan B, (DD1)	7.350%	3-Month LIBOR	4.750%	4/16/25	B3	545,634
5,819	Total Health Care Equipment & Supplies						5,654,836
	Health Care Providers & Services – 8.1% (4.9% of Total Investments)
54	Air Medical Group Holdings, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	3/14/25	B1	53,052
1,311	Air Medical Group Holdings, Inc., Term Loan B, (DD1)	5.723%	1-Month LIBOR	3.250%	4/28/22	B1	1,283,004
745	Ardent Health, Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	6/30/25	B1	748,025
635	Brightspring Health, Delayed Draw, Term Loan	6.977%	1-Month LIBOR	4.500%	3/05/26	B1	639,971
58	Brightspring Health, Delayed Draw, Term Loan, (6)	4.500%	N/A	4.500%	3/05/26	B1	58,179
704	Catalent Pharma Solutions, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	5/20/24	BB	704,277
471	Civitas Solutions Inc., Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	474,585
29	Civitas Solutions Inc., Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	29,477
922	Concentra, Inc., Term Loan B	5.230%	1-Month LIBOR	2.750%	6/01/22	B+	923,981
429	ConvaTec Healthcare, Term Loan B	4.851%	3-Month LIBOR	2.250%	10/25/23	BB	429,771
750	Envision Healthcare Corporation, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	725,966
349	HCA, Inc., Term Loan B11	4.233%	1-Month LIBOR	1.750%	3/17/23	BBB-	350,264

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$750	Healogics, Inc., Term Loan, First Lien	6.850%	3-Month LIBOR	4.250%	7/01/21	B-	$644,476
460	Heartland Dental Care, Inc., Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	4/30/25	B2	454,313
10	Heartland Dental Care, Inc., Term Loan, First Lien, (6)	5.587%	N/A	5.586%	4/30/25	B2	10,167
1,702	Kindred at Home Hospice, Term Loan B	6.250%	1-Month LIBOR	3.750%	7/02/25	B1	1,709,309
500	Kindred at Home Hospice, Term Loan, Second Lien	9.500%	1-Month LIBOR	7.000%	7/02/26	CCC+	514,688
2,110	Lifepoint Health, Inc., Term Loan	6.987%	1-Month LIBOR	4.500%	11/16/25	B+	2,122,898
1,144	Millennium Laboratories, Inc., Term Loan B, First Lien	8.983%	1-Month LIBOR	6.500%	12/21/20	Caa3	566,209
4,091	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	4.983%	1-Month LIBOR	2.500%	8/18/22	Ba3	4,073,387
1,417	Prospect Medical Holdings, Term Loan B1	8.000%	1-Month LIBOR	5.500%	2/22/24	B	1,341,298
117	Quorum Health Corp., Term Loan B	9.233%	1-Month LIBOR	6.750%	4/29/22	B1	116,080
1,522	Select Medical Corporation, Term Loan B	4.990%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,526,059
1,361	Team Health, Initial Term Loan	5.233%	1-Month LIBOR	2.750%	2/06/24	B	1,281,186
148	Vizient Inc., Term Loan B	0.000%	N/A	N/A	4/17/26	BB-	149,427
21,789	Total Health Care Providers & Services						20,930,049
	Health Care Technology – 1.1% (0.7% of Total Investments)
2,880	Emdeon, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	3/01/24	B+	2,883,341
	Hotels, Restaurants & Leisure – 12.7% (7.7% of Total Investments)
1,018	24 Hour Fitness Worldwide, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,022,870
700	Aramark Corporation, Term Loan	4.233%	1-Month LIBOR	1.750%	3/11/25	BBB-	699,497
5,923	Burger King Corporation, Term Loan B3	4.733%	1-Month LIBOR	2.250%	2/16/24	Ba3	5,921,298
3,190	Caesars Entertainment Operating Company, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	10/06/24	BB	3,180,189
1,975	Caesars Resort Collection, Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	12/23/24	BB	1,983,433
1,095	CCM Merger, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	8/09/21	BB-	1,097,092
2,163	CityCenter Holdings LLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	4/18/24	BB-	2,164,632
989	Equinox Holdings, Inc., Term Loan B1	5.483%	1-Month LIBOR	3.000%	3/08/24	B+	990,542
489	Four Seasons Holdings, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	11/30/23	BB	489,361
2,292	Intrawest Resorts Holdings, Inc., Term Loan B	5.483%	1-Month LIBOR	3.000%	7/31/24	B	2,306,330
1,663	Life Time Fitness, Inc., Term Loan B	5.379%	3-Month LIBOR	2.750%	6/10/22	BB-	1,663,644
500	MGM Resorts International, Term Loan A	4.733%	1-Month LIBOR	2.250%	12/21/23	BB+	498,333
4,880	Scientific Games Corp., Initial Term Loan B5	5.233%	1-Month LIBOR	2.750%	8/14/24	Ba3	4,874,938
879	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.483%	1-Month LIBOR	3.000%	4/01/24	B	878,816

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,239	Stars Group Holdings, Term Loan B	6.101%	3-Month LIBOR	3.500%	7/10/25	B+	$2,252,471
1,717	Station Casino LLC, Term Loan B	4.990%	1-Month LIBOR	2.500%	6/08/23	BB	1,722,232
995	Wyndham International, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	5/30/25	BBB-	995,542
32,707	Total Hotels, Restaurants & Leisure						32,741,220
	Household Durables – 0.4% (0.2% of Total Investments)
1,325	Serta Simmons Holdings LLC, Term Loan, First Lien	5.973%	1-Month LIBOR	3.500%	11/08/23	CCC+	970,679
	Household Products – 0.3% (0.2% of Total Investments)
735	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	2/05/23	B+	737,318
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
742	Education Advisory Board, Term Loan, First Lien	6.381%	3-Month LIBOR	3.750%	11/15/24	B2	736,931
	Insurance – 2.1% (1.3% of Total Investments)
490	Acrisure LLC, Term Loan B	6.879%	3-Month LIBOR	4.250%	11/22/23	B	490,038
2,674	Alliant Holdings I LLC, Term Loan B	5.237%	1-Month LIBOR	2.750%	5/09/25	B	2,633,877
725	Asurion LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	11/03/23	Ba3	728,172
1,646	Hub International Holdings, Inc., Term Loan B	5.336%	2-Month LIBOR	2.750%	4/25/25	B	1,631,834
5,535	Total Insurance						5,483,921
	Interactive Media & Services – 0.9% (0.6% of Total Investments)
1,479	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.738%	1-Month LIBOR	3.000%	11/03/23	BB-	1,404,259
997	WeddingWire, Inc., Term Loan	6.983%	1-Month LIBOR	4.500%	12/19/25	B+	1,004,981
2,476	Total Interactive Media & Services						2,409,240
	Internet & Direct Marketing Retail – 1.0% (0.6% of Total Investments)
2,485	Uber Technologies, Inc., Term Loan	6.484%	1-Month LIBOR	4.000%	4/04/25	N/R	2,499,991
	Internet Software & Services – 0.7% (0.5% of Total Investments)
973	Ancestry.com, Inc., Term Loan, First Lien	5.740%	1-Month LIBOR	3.250%	10/19/23	B	976,147
553	Dynatrace, Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	8/22/25	B1	555,522
56	Dynatrace, Term Loan, Second Lien	9.483%	1-Month LIBOR	7.000%	8/21/26	CCC+	56,236
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.733%	1-Month LIBOR	8.250%	4/28/22	CCC	342,831
2,691	Total Internet Software & Services						1,930,736
	IT Services – 5.7% (3.5% of Total Investments)
505	DTI Holdings, Inc., Replacement Term Loan B1	7.333%	3-Month LIBOR	4.750%	9/29/23	B	477,191
1,397	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	7/10/22	BB	1,398,841

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$2,212	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	4/26/24	BB	$2,214,366
641	Gartner, Inc., Term Loan A	3.983%	1-Month LIBOR	1.500%	3/21/22	BB+	642,770
625	GTT Communications, Inc., Term Loan, First Lien	5.230%	1-Month LIBOR	2.750%	6/02/25	B2	606,710
1,095	Sabre, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/22/24	BB	1,094,454
428	Science Applications International Corporation, Term Loan B	4.233%	1-Month LIBOR	1.750%	10/31/25	BB+	427,664
2,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.473%	1-Month LIBOR	9.000%	3/11/24	CCC+	1,540,000
1,565	Syniverse Holdings, Inc., Term Loan C	7.473%	1-Month LIBOR	5.000%	3/09/23	B	1,494,565
1,228	Tempo Acquisition LLC, Term Loan B	5.483%	1-Month LIBOR	3.000%	5/01/24	B1	1,231,195
1,750	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,713,906
1,234	West Corporation, Term Loan B	6.629%	3-Month LIBOR	4.000%	10/10/24	Ba3	1,197,295
729	WEX, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/23	BB-	731,884
15,409	Total IT Services						14,770,841
	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)
248	Inventiv Health, Inc, Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/24	BB	247,818
398	Parexel International Corp., Term Loan B	5.233%	1-Month LIBOR	2.750%	9/27/24	B1	390,975
646	Total Life Sciences Tools & Services						638,793
	Machinery – 1.3% (0.8% of Total Investments)
732	BJ's Wholesale Club, Inc., Term Loan B	5.473%	1-Month LIBOR	3.000%	2/01/24	B	736,846
975	Gardner Denver, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	7/30/24	BB+	978,174
831	Gates Global LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	4/01/24	B+	834,056
495	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	7.101%	3-Month LIBOR	4.500%	11/27/20	CCC+	468,201
500	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.601%	3-Month LIBOR	9.000%	11/26/21	CCC-	424,377
3,533	Total Machinery						3,441,654
	Marine – 0.6% (0.3% of Total Investments)
638	American Commercial Lines LLC, Term Loan B, First Lien	11.233%	1-Month LIBOR	8.750%	11/12/20	CCC+	448,376
1,024	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	1,022,517
1,662	Total Marine						1,470,893
	Media – 13.1% (8.0% of Total Investments)
323	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	7/23/21	B	284,484
327	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.737%, PIK 1.750%)	6.487%	1-Month LIBOR	4.000%	4/10/24	N/R	288,282
219	Catalina Marketing Corporation, First Out Loan	9.973%	1-Month LIBOR	7.500%	2/15/23	B2	186,472

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$270	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 3.484%, PIK 9.500%)	3.473%	1-Month LIBOR	1.000%	8/15/23	Caa2	$133,605
2,886	Cequel Communications LLC, Term Loan B	4.723%	1-Month LIBOR	2.250%	1/15/26	BB	2,879,772
3,017	Charter Communications Operating Holdings LLC, Term Loan B	4.490%	1-Month LIBOR	2.000%	4/30/25	BBB-	3,027,903
1,416	Cineworld Group PLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	2/28/25	BB-	1,412,019
3,364	Clear Channel Communications, Inc., Term Loan D, (5)	0.000%	N/A	N/A	1/30/20	B1	2,506,969
4,961	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	B1	3,708,652
990	CSC Holdings LLC, Term Loan B	4.973%	1-Month LIBOR	2.500%	1/25/26	BB	991,237
3,487	Cumulus Media, Inc., Exit Term Loan	6.990%	1-Month LIBOR	4.500%	5/13/22	B	3,463,496
500	EW Scripps, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	501,875
415	Gray Television, Inc., Term Loan B2	4.727%	1-Month LIBOR	2.250%	2/07/24	BB	415,294
917	IMG Worldwide, Inc., Term Loan B	5.360%	3-Month LIBOR	2.750%	5/18/25	B	896,507
2,042	Intelsat Jackson Holdings, S.A., Term Loan B	6.229%	1-Month LIBOR	3.750%	11/30/23	B1	2,044,228
2,351	McGraw-Hill Education Holdings LLC, Term Loan B	6.483%	1-Month LIBOR	4.000%	5/02/22	B+	2,256,942
1,136	Meredith Corporation, Term Loan B1	5.233%	1-Month LIBOR	2.750%	1/31/25	BB	1,142,155
995	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	7/03/25	BB	995,000
750	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.990%	1-Month LIBOR	4.500%	7/03/26	B2	732,188
256	Nexstar Broadcasting, Inc., Term Loan B3	4.752%	1-Month LIBOR	2.250%	1/17/24	BB+	255,457
1,363	Nexstar Broadcasting, Inc., Term Loan B3	4.729%	1-Month LIBOR	2.250%	1/17/24	BB+	1,357,787
844	Sinclair Television Group, Term Loan B2	4.740%	1-Month LIBOR	2.250%	1/03/24	BB+	845,626
1,069	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.983%	1-Month LIBOR	3.500%	8/15/22	B	1,071,823
517	UPC Financing Partnership, Term Loan AR1, First Lien	4.973%	1-Month LIBOR	2.500%	1/15/26	BB	517,343
1,902	WideOpenWest Finance LLC, Term Loan B	5.737%	1-Month LIBOR	3.250%	8/18/23	B	1,873,127
36,317	Total Media						33,788,243
	Multiline Retail – 0.9% (0.6% of Total Investments)
944	Belk, Inc., Term Loan B, First Lien	7.447%	3-Month LIBOR	4.750%	12/12/22	B2	793,881
866	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	858,673
449	Hudson's Bay Company, Term Loan B, First Lien	5.812%	2-Month LIBOR	3.250%	9/30/22	BB	445,096

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$368	Neiman Marcus Group, Inc., Term Loan	5.724%	1-Month LIBOR	3.250%	10/25/20	Caa2	$341,306
2,627	Total Multiline Retail						2,438,956
	Oil, Gas & Consumable Fuels – 2.9% (1.8% of Total Investments)
1,083	BCP Renaissance Parent, Term Loan B	6.083%	3-Month LIBOR	3.500%	10/31/24	B+	1,090,036
599	California Resources Corporation, Term Loan	12.854%	1-Month LIBOR	10.375%	12/31/21	B	618,201
2,130	California Resources Corporation, Term Loan B	7.229%	1-Month LIBOR	4.750%	12/31/22	B	2,071,957
1,546	Fieldwood Energy LLC, Exit Term Loan	7.730%	1-Month LIBOR	5.250%	4/11/22	B+	1,496,454
1,678	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (DD1)	9.733%	1-Month LIBOR	7.250%	4/11/23	B+	1,469,554
822	Peabody Energy Corporation, Term Loan B	5.233%	1-Month LIBOR	2.750%	3/31/25	BB	820,210
7,858	Total Oil, Gas & Consumable Fuels						7,566,412
	Personal Products – 1.4% (0.9% of Total Investments)
963	Coty, Inc., Term Loan A	4.474%	1-Month LIBOR	2.000%	4/05/23	BB	936,609
992	Coty, Inc., Term Loan B	4.724%	1-Month LIBOR	2.250%	4/07/25	BB	971,826
2,179	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.129%	3-Month LIBOR	3.500%	11/16/20	B3	1,708,523
4,134	Total Personal Products						3,616,958
	Pharmaceuticals – 2.4% (1.4% of Total Investments)
584	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	9/26/24	B-	548,296
2,354	Concordia Healthcare Corp, Exit Term Loan	7.984%	1-Month LIBOR	5.500%	9/06/24	B-	2,215,195
802	Valeant Pharmaceuticals International, Inc., Term Loan B	5.224%	1-Month LIBOR	2.750%	11/27/25	Ba2	803,110
2,542	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien, (DD1)	5.474%	1-Month LIBOR	3.000%	6/02/25	Ba2	2,556,700
6,282	Total Pharmaceuticals						6,123,301
	Professional Services – 2.2% (1.4% of Total Investments)
1,186	Ceridian HCM Holding, Inc., Term Loan B	5.252%	1-Month LIBOR	3.250%	4/30/25	B2	1,195,478
750	Dun & Bradstreet Corp., Initial Term Loan	7.479%	1-Month LIBOR	5.000%	2/06/26	B2	756,566
1,253	Nielsen Finance LLC, Term Loan B4	4.472%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,249,743
718	On Assignment, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	4/02/25	BB	719,053
2,212	Skillsoft Corporation, Initial Term Loan, First Lien	7.233%	1-Month LIBOR	4.750%	4/28/21	B3	1,860,804
6,119	Total Professional Services						5,781,644
	Real Estate Management & Development – 0.9% (0.5% of Total Investments)
1,419	GGP, Initial Term Loan A2	4.729%	1-Month LIBOR	2.250%	8/28/23	BB+	1,386,107

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development (continued)
$975	Trico Group, LLC, Initial Term Loan, First Lien	9.601%	3-Month LIBOR	7.000%	2/02/24	B	$926,362
2,394	Total Real Estate Management & Development						2,312,469
	Road & Rail – 2.4% (1.5% of Total Investments)
4,448	Avolon LLC, Term Loan B	4.487%	1-Month LIBOR	2.000%	1/15/25	Baa2	4,454,677
967	Quality Distribution, Incremental Term Loan, First Lien	8.101%	3-Month LIBOR	5.500%	8/18/22	B2	965,081
896	Savage Enterprises LLC, Term Loan B	6.980%	1-Month LIBOR	4.500%	8/01/25	B+	904,267
6,311	Total Road & Rail						6,324,025
	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)
452	Cabot Microelectronics, Term Loan B	4.750%	1-Month LIBOR	2.250%	11/14/25	BB+	454,061
664	Cypress Semiconductor Corp, Term Loan B	4.490%	1-Month LIBOR	2.000%	7/05/21	Ba1	664,118
296	Lumileds, Term Loan B	6.063%	1-Month LIBOR	3.500%	6/30/24	B+	224,936
754	Microchip Technology., Inc, Term Loan B	4.490%	1-Month LIBOR	2.000%	5/29/25	Baa3	754,760
773	Micron Technology, Inc., Term Loan B	4.240%	1-Month LIBOR	1.750%	4/26/22	Baa2	775,138
1,070	ON Semiconductor Corporation, Term Loan B3	4.233%	1-Month LIBOR	1.750%	3/31/23	Baa3	1,067,006
4,009	Total Semiconductors & Semiconductor Equipment						3,940,019
	Software – 13.4% (8.2% of Total Investments)
1,593	Blackboard, Inc., Term Loan B4	7.529%	1-Month LIBOR	5.000%	6/30/21	B-	1,586,241
350	Compuware Corporation, Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	8/22/25	B1	353,172
1,500	Datto, Inc., Term Loan	6.733%	1-Month LIBOR	4.250%	4/02/26	B	1,518,750
900	DiscoverOrg LLC, Term Loan B	7.236%	3-Month LIBOR	4.500%	2/02/26	B	897,003
1,533	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	1,536,404
2,434	Greeneden U.S. Holdings II LLC, Term Loan B	5.733%	1-Month LIBOR	3.250%	12/01/23	B2	2,440,853
5,267	Infor (US), Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	2/01/22	B1	5,277,812
1,544	Informatica, Term Loan B	5.733%	1-Month LIBOR	3.250%	8/05/22	B1	1,551,026
973	Kronos Incorporated, Term Loan, First Lien	5.736%	3-Month LIBOR	3.000%	11/01/23	B	975,659
458	McAfee Holdings International, Inc., Term Loan, Second Lien	10.979%	1-Month LIBOR	8.500%	9/29/25	B-	465,323
1,987	McAfee LLC, Term Loan B	6.229%	1-Month LIBOR	3.750%	9/30/24	B1	2,001,784
617	Micro Focus International PLC, New Term Loan	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	615,832
4,164	Micro Focus International PLC, Term Loan B	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	4,158,866
1,764	Micro Focus International PLC, Term Loan B2	4.733%	1-Month LIBOR	2.250%	11/19/21	BB-	1,757,526
429	Misys, New Term Loan, Second Lien	9.851%	3-Month LIBOR	7.250%	6/13/25	CCC+	429,153

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$253	Mitchell International, Inc., Initial Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	11/29/24	B2	$249,677
300	Mitchell International, Inc., Initial Term Loan, Second Lien	9.733%	1-Month LIBOR	7.250%	12/01/25	CCC	295,350
977	RP Crown Parent LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	10/15/23	B1	978,722
2,039	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.733%	1-Month LIBOR	2.250%	4/16/25	BB+	2,043,065
1,458	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.733%	1-Month LIBOR	2.250%	4/16/25	BB	1,460,439
3,625	TIBCO Software, Inc., Term Loan, First Lien	5.990%	1-Month LIBOR	3.500%	12/04/20	B1	3,634,868
500	Ultimate Software, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	504,187
34,665	Total Software						34,731,712
	Specialty Retail – 2.7% (1.6% of Total Investments)
1,137	Academy, Ltd., Term Loan B	6.494%	1-Month LIBOR	4.000%	7/01/22	CCC+	851,285
2,253	Petco Animal Supplies, Inc., Term Loan B1	5.833%	3-Month LIBOR	3.250%	1/26/23	B2	1,839,907
4,089	Petsmart Inc., Term Loan B, First Lien, (DD1)	6.730%	1-Month LIBOR	4.250%	3/11/22	B3	3,953,351
470	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.473%	1-Month LIBOR	8.000%	11/08/24	CCC-	206,660
7,949	Total Specialty Retail						6,851,203
	Technology Hardware, Storage & Peripherals – 7.1% (4.3% of Total Investments)
3,058	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	3,044,509
7,711	Dell International LLC, Refinancing Term Loan B	4.490%	1-Month LIBOR	2.000%	9/07/23	BBB-	7,724,633
1,887	Dell International LLC, Replacement Term Loan A2	4.240%	1-Month LIBOR	1.750%	9/07/21	BBB-	1,887,585
5,684	Western Digital, Term Loan B	4.233%	1-Month LIBOR	1.750%	4/29/23	Baa2	5,640,401
18,340	Total Technology Hardware, Storage & Peripherals						18,297,128
	Trading Companies & Distributors – 0.4% (0.2% of Total Investments)
1,032	Univar, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/24	BB+	1,034,528
	Transportation Infrastructure – 0.5% (0.3% of Total Investments)
499	Atlantic Aviation FBO Inc., Term Loan	6.240%	1-Month LIBOR	3.750%	12/06/25	BB	505,608
262	Standard Aero, Canadien Term Loan	6.602%	3-Month LIBOR	4.000%	4/06/26	B	263,911
488	Standard Aero, USD Term Loan B	6.602%	3-Month LIBOR	4.000%	4/06/26	B	490,874
1,249	Total Transportation Infrastructure						1,260,393
	Wireless Telecommunication Services – 2.8% (1.7% of Total Investments)
723	Asurion LLC, Term Loan B4	5.483%	1-Month LIBOR	3.000%	8/04/22	Ba3	726,398
1,197	Sprint Corporation, Incremental Term Loan	5.500%	1-Month LIBOR	3.000%	2/02/24	Ba2	1,181,541

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$5,390	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	Ba2	$5,247,165
7,310	Total Wireless Telecommunication Services						7,155,104
$384,691	Total Variable Rate Senior Loan Interests (cost $380,278,196)						373,322,856

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.3% (7.5% of Total Investments)
	Communications Equipment – 3.0% (1.8% of Total Investments)
$115	Avaya Inc., 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
2,895	Avaya Inc., 144A, (5), (7)	10.500%	3/01/21	N/R	—
3,995	Intelsat Jackson Holdings S.A.	5.500%	8/01/23	CCC+	3,600,494
4,050	Intelsat Jackson Holdings S.A., 144A	9.750%	7/15/25	CCC+	4,156,312
11,055	Total Communications Equipment				7,756,806
	Containers & Packaging – 0.9% (0.5% of Total Investments)
2,277	Reynolds Group Issuer Inc.	5.750%	10/15/20	B+	2,284,235
	Diversified Telecommunication Services – 0.6% (0.4% of Total Investments)
535	Consolidated Communications Inc.	6.500%	10/01/22	B3	507,581
1,104	Intelsat Luxembourg S.A.	7.750%	6/01/21	Ca	1,026,720
1,639	Total Diversified Telecommunication Services				1,534,301
	Health Care Providers & Services – 0.3% (0.2% of Total Investments)
510	Tenet Healthcare Corporation	4.750%	6/01/20	BB	515,737
350	Tenet Healthcare Corporation	6.000%	10/01/20	BB	361,813
860	Total Health Care Providers & Services				877,550
	Hotels, Restaurants & Leisure – 0.9% (0.5% of Total Investments)
1,445	Scientific Games International Inc.	10.000%	12/01/22	B-	1,520,863
750	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	746,250
2,195	Total Hotels, Restaurants & Leisure				2,267,113
	Media – 3.8% (2.4% of Total Investments)
1,260	AMC Entertainment Holdings Inc.	6.125%	5/15/27	B3	1,173,375
100	Charter Communications Operating LLC	3.579%	7/23/20	BBB-	100,714
500	Clear Channel Worldwide Holdings Inc., 144A	9.250%	2/15/24	CCC+	538,125
347	DISH DBS Corporation	5.125%	5/01/20	BB-	349,169
2,122	iHeartCommunications Inc., (5)	9.000%	12/15/19	CCC	1,570,280
9,172	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	CC	1,238,203
2,430	iHeartCommunications Inc., (5)	9.000%	3/01/21	CCC	1,798,200
1,524	iHeartCommunications Inc., 144A, (5)	11.250%	3/01/21	N/R	1,066,800
2,830	Intelsat Luxembourg S.A.	8.125%	6/01/23	CCC-	2,140,187
20,285	Total Media				9,975,053

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels – 0.7% (0.4% of Total Investments)
$55	California Resources Corporation, 144A	8.000%	12/15/22	B-	$42,006
400	Denbury Resources Inc.	6.375%	8/15/21	CCC	332,000
1,404	Denbury Resources Inc., 144A	9.250%	3/31/22	B	1,421,550
1,859	Total Oil, Gas & Consumable Fuels				1,795,556
	Pharmaceuticals – 0.6% (0.4% of Total Investments)
437	Advanz Pharma Corporation	8.000%	9/06/24	B-	408,595
1,000	Bausch Health Cos Inc., 144A	6.500%	3/15/22	Ba2	1,035,000
1,437	Total Pharmaceuticals				1,443,595
	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)
761	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	850,418
	Wireless Telecommunication Services – 1.2% (0.7% of Total Investments)
550	Sprint Communications Inc.	7.000%	8/15/20	B+	570,625
500	Sprint Corporation	7.875%	9/15/23	B+	520,000
2,000	Sprint Corporation	7.125%	6/15/24	B+	2,004,375
3,050	Total Wireless Telecommunication Services				3,095,000
$45,418	Total Corporate Bonds (cost $38,292,575)				31,879,627

Shares	Description (1)	Value
	COMMON STOCKS – 2.2% (1.4% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
31,885	Cengage Learning Holdings II Inc., (8), (9)	$276,347
	Energy Equipment & Services – 0.4% (0.3% of Total Investments)
19,407	C&J Energy Services Inc., (9)	272,668
40,007	Transocean Ltd	314,455
1,961	Vantage Drilling International, (8), (9)	504,958
	Total Energy Equipment & Services	1,092,081
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
38,382	Millennium Health LLC, (8), (9)	1,343
35,750	Millennium Health LLC, (7), (9)	37,110
33,563	Millennium Health LLC, (7), (9)	34,812
	Total Health Care Providers & Services	73,265
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
5,388	Catalina Marketing Corporation, (8), (9)	21,552
	Marine – 0.2% (0.1% of Total Investments)
2,409	HGIM Corporation, (8), (9)	81,906
10,768	HGIM Corporation, (8)	366,112
	Total Marine	448,018

Shares	Description (1)	Value
	Media – 0.6% (0.3% of Total Investments)
45,122	Cumulus Media Inc., (9)	$817,611
775,233	Hibu PLC, (8), (9)	188,381
6,268	Metro-Goldwyn-Mayer Inc., (8), (9)	438,760
14,825	Tribune Media Company, (8)	8,154
	Total Media	1,452,906
	Pharmaceuticals – 0.1% (0.1% of Total Investments)
11,982	Advanz Pharma Corporation, (9)	214,118
	Software – 0.8% (0.5% of Total Investments)
111,207	Avaya Holdings Corporation, (9)	2,121,830
	Specialty Retail – 0.0% (0.0% of Total Investments)
5,454	Gymboree Holding Corporation, (8), (9)	2,727
14,849	Gymboree Holding Corporation, (8), (9)	7,424
	Total Specialty Retail	10,151
	Total Common Stocks (cost $11,856,693)	5,710,268

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
1,425	Fieldwood Energy LLC, (8), (9)	$48,688
7,052	Fieldwood Energy LLC, (8), (9)	240,946
	Total Common Stock Rights (cost $201,310)	289,634

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
11,806	Avaya Holdings Corporation, (8)	$35,418
	Total Warrants (cost $1,103,821)	35,418
	Total Long-Term Investments (cost $431,732,595)	411,237,803

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 5.0% (3.0% of Total Investments)
	INVESTMENT COMPANIES – 5.0% (3.0% of Total Investments)
12,871,894	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.332% (11)	$12,871,894
	Total Short-Term Investments (cost $12,871,894)		12,871,894
	Total Investments (cost $444,604,489) – 163.9%		424,109,697
	Borrowings – (44.0)% (12), (13)		(114,000,000)
	Term Preferred Shares, net of deferred offering costs – (16.4)% (14)		(42,539,124)
	Other Assets Less Liabilities – (3.5)% (15)		(8,754,630)
	Net Assets Applicable to Common Shares – 100%		$258,815,943

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month LIBOR	2.000%(16)	Monthly	11/01/21(17)	$(429,451)	$(429,451)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$373,322,856	$ —	$373,322,856
Corporate Bonds	—	31,879,627	—*	31,879,627
Common Stocks	3,740,682	1,897,664	71,922	5,710,268
Common Stock Rights	—	289,634	—	289,634
Warrants	—	35,418	—	35,418
Short-Term Investments:
Investment Companies	12,871,894	—	—	12,871,894
Investments in Derivatives:
Interest Rate Swaps**	—	(429,451)	—	(429,451)
Total	$16,612,576	$406,995,748	$71,922	$423,680,246

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 26.9%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.0%.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(16)	Effective November 1, 2019, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.
(17)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.